GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2018	2019
	RMB	RMB
Balance at beginning of year	1,021,454	1,036,124
Acquisition of Lagou	14,670	—
Balance at end of year	1,036,124	1,036,124